Segment Reporting (Tables) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Net interest income	$ 9,965	$ 9,721	$ 9,108
Noninterest Income	6,874	6,469	6,144
Total revenue	16,839	16,190	15,252
Provision for credit losses (benefit)	773	408	441
Depreciation and amortization	1,035	940	921
Other noninterest expense	9,539	9,356	9,477
Income from continuing operations before income taxes and noncontrolling interests	5,492	5,486	4,413
Income taxes (benefit)	901	928	(185)
Net income from continuing operations	4,591	4,558	4,598
Average Assets	400,335	378,235	371,769
Retail Banking
Segment Reporting Information [Line Items]
Net interest income	5,520	5,119	4,625
Noninterest Income	2,648	2,631	2,236
Total revenue	8,168	7,750	6,861
Provision for credit losses (benefit)	517	373	347
Depreciation and amortization	230	206	177
Other noninterest expense	5,831	5,772	5,569
Income from continuing operations before income taxes and noncontrolling interests	1,590	1,399	768
Income taxes (benefit)	377	335	321
Net income from continuing operations	1,213	1,064	447
Average Assets	92,959	89,739	88,663
Corporate & Institutional Banking
Segment Reporting Information [Line Items]
Net interest income	3,637	3,551	3,396
Noninterest Income	2,537	2,406	2,271
Total revenue	6,174	5,957	5,667
Provision for credit losses (benefit)	284	85	160
Depreciation and amortization	198	186	184
Other noninterest expense	2,615	2,520	2,370
Income from continuing operations before income taxes and noncontrolling interests	3,077	3,166	2,953
Income taxes (benefit)	629	658	520
Net income from continuing operations	2,448	2,508	2,433
Average Assets	164,243	154,119	148,414
Asset Management Group
Segment Reporting Information [Line Items]
Net interest income	288	287	287
Noninterest Income	991	892	881
Total revenue	1,279	1,179	1,168
Provision for credit losses (benefit)	(1)	2	1
Depreciation and amortization	62	52	50
Other noninterest expense	877	861	855
Income from continuing operations before income taxes and noncontrolling interests	341	264	262
Income taxes (benefit)	79	62	75
Net income from continuing operations	262	202	187
Average Assets	7,360	7,423	7,511
Other
Segment Reporting Information [Line Items]
Net interest income	520	764	800
Noninterest Income	698	540	756
Total revenue	1,218	1,304	1,556
Provision for credit losses (benefit)	(27)	(52)	(67)
Depreciation and amortization	545	496	510
Other noninterest expense	216	203	683
Income from continuing operations before income taxes and noncontrolling interests	484	657	430
Income taxes (benefit)	(184)	(127)	(1,101)
Net income from continuing operations	668	784	1,531
Average Assets	$ 135,773	$ 126,954	$ 127,181